High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2021

Face Amount (000)		Value (000)
	CORPORATE OBLIGATIONS — 57.4%

Communication Services — 4.7%
	Comcast
$ 300	3.150%, 03/01/26	$325
	TWDC Enterprises 18 MTN
330	4.125%, 06/01/44	374
225	1.850%, 07/30/26	230
	Verizon Communications
325	4.329%, 09/21/28	372
	ViacomCBS
175	3.500%, 01/15/25	188

		1,489

Consumer Discretionary — 7.6%
	Amazon.com
350	4.800%, 12/05/34	439
	Booking Holdings
275	3.600%, 06/01/26	301
	George Washington University
225	4.363%, 09/15/43	264
	Home Depot
325	5.875%, 12/16/36	450
	Lowe’s
300	3.650%, 04/05/29	328
	McDonald’s MTN
325	4.600%, 05/26/45	379
	Starbucks
225	2.450%, 06/15/26	235

		2,396

Consumer Staples — 3.6%
	Altria Group
52	4.800%, 02/14/29	60
	Clorox
310	1.800%, 05/15/30	295
	General Mills
330	4.000%, 04/17/25	364
	Hershey
125	2.625%, 05/01/23	130
	Walgreens Boots Alliance
275	3.300%, 11/18/21	278

		1,127

Energy — 3.8%
	BP Capital Markets PLC
300	3.814%, 02/10/24	327
	Kinder Morgan Energy Partners LP
150	4.300%, 05/01/24	165
	Schlumberger Investment SA
400	3.650%, 12/01/23	429
	Shell International Finance BV
260	3.875%, 11/13/28	290

		1,211

Financials — 13.7%
	Aflac
350	3.625%, 11/15/24	385
	Bank of America MTN
450	4.000%, 04/01/24	492

March 31, 2021	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2021

Face Amount (000)		Value (000)
Financials — (continued)
$ 235	3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/30	$246
	Bank of Montreal MTN
275	3.300%, 02/05/24	295
	Capital One Financial
275	3.750%, 03/09/27	302
	Citigroup
100	3.875%, 10/25/23	108
	Discover Bank
200	4.200%, 08/08/23	216
	JPMorgan Chase
375	3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/28	408
275	2.700%, 05/18/23	287
	MetLife
250	3.048%, 12/15/22	261
	Morgan Stanley MTN
400	3.875%, 01/27/26	445
	PNC Financial Services Group
250	3.500%, 01/23/24	269
	US Bancorp MTN
300	3.000%, 03/15/22	307
	Wells Fargo MTN
250	4.150%, 01/24/29	282

		4,303

Health Care — 2.5%
	AbbVie
350	2.900%, 11/06/22	363
	Celgene
118	3.875%, 08/15/25	129
	CVS Health
290	2.875%, 06/01/26	308

		800

Industrials — 3.8%
	Burlington Northern Santa Fe LLC
345	4.450%, 03/15/43	407
	FedEx
250	2.625%, 08/01/22	258
	Norfolk Southern
200	2.900%, 06/15/26	214
	Raytheon Technologies
300	3.125%, 05/04/27	322

		1,201

Information Technology — 7.7%
	Apple
450	4.650%, 02/23/46	558
	Applied Materials
200	3.300%, 04/01/27	218
	International Business Machines
360	3.500%, 05/15/29	391
	KLA
200	4.650%, 11/01/24	224
	Microsoft
250	3.625%, 12/15/23	270
	Oracle
350	2.500%, 04/01/25	367

March 31, 2021	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2021

Face Amount (000)		Value (000)
Information Technology — (continued)
	QUALCOMM
$ 365	3.250%, 05/20/27	$398

		2,426

Materials — 2.8%
	DuPont de Nemours
325	5.419%, 11/15/48	418
	Ecolab
340	1.300%, 01/30/31	312
	Sherwin-Williams
140	3.125%, 06/01/24	149

		879

Utilities — 7.2%
	Berkshire Hathaway Energy
325	6.125%, 04/01/36	437
	DTE Electric
260	2.625%, 03/01/31	266
	National Rural Utilities Cooperative Finance
275	3.900%, 11/01/28	307
	Progress Energy
400	6.000%, 12/01/39	514
	Sempra Energy
200	3.250%, 06/15/27	214
	Sierra Pacific Power
200	2.600%, 05/01/26	211
	Xcel Energy
300	3.300%, 06/01/25	322

		2,271

TOTAL CORPORATE OBLIGATIONS (Cost $17,120)		18,103

	U.S. TREASURY OBLIGATIONS — 17.4%

	U.S. Treasury Bonds
600	6.000%, 02/15/26	746
250	5.375%, 02/15/31	334
250	4.750%, 02/15/37	341
300	4.500%, 08/15/39	406
875	4.375%, 05/15/41	1,176
500	3.125%, 05/15/48	572
50	3.000%, 08/15/48	56
400	2.250%, 08/15/46	387
	U.S. Treasury Notes
170	3.125%, 11/15/28	190
135	2.875%, 08/15/28	148
380	2.125%, 05/15/25	402
400	2.000%, 11/15/26	420
300	1.625%, 08/15/29	301

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,128)		5,479

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.9%

	FFCB
350	3.220%, 12/10/25	387
450	3.100%, 12/06/24	492
200	1.530%, 03/02/27	205
200	1.430%, 02/14/24	206
550	1.040%, 05/27/27	540

March 31, 2021	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2021

Face Amount (000)/Shares		Value (000)

	U.S. GOVERNMENT AGENCY OBLIGATIONS — (continued)

	FHLB
$ 475	4.750%, 03/10/23	$517
500	3.125%, 06/13/25	548
500	3.000%, 03/10/28	553
550	2.500%, 03/11/22	563
500	2.125%, 09/14/29	520
	FHLMC MTN
500	0.500%, 06/03/24	500

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,836)		5,031

	U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.1%

	FHLMC, Ser 2015-4425, Cl BY
597	2.000%, 01/15/45	560
	FHLMC, Ser G12710
8	5.500%, 07/01/22	8
	FNMA, Ser 2003-58, Cl D
23	3.500%, 07/25/33	25
	FNMA, Ser 2013-92, Cl MT
15	4.000%, 07/25/41	16
	FNMA, Ser 889958
7	5.000%, 10/01/23	7
	GNMA, Ser 2012-91, Cl QL
765	2.000%, 09/20/41	756
	GNMA, Ser 2013-4, Cl CN
220	2.000%, 10/16/42	221

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (Cost $1,442)		1,593

	MUNICIPAL BONDS — 3.4%

	Burlingame Elementary School District, GO
300	3.010%, 08/01/41	301
	California State, GO
260	6.509%, 04/01/39	267
	Hawaii State, Airports System Authority, Ser E, RB
355	1.392%, 07/01/25	356
	Tyler, Independent School District, GO, PSF-GTD Insured
150	1.584%, 02/15/31	144

TOTAL MUNICIPAL BONDS (Cost $1,081)		1,068

	CASH EQUIVALENT — 0.2%

77,203	BlackRock FedFund, Institutional Shares, 0.010% (A) (Cost $77)	77

TOTAL INVESTMENTS (Cost $29,684) —99.4%		$31,351

Percentages are based on Net Assets of $31,547 (000).

(A)	The rate reported is the 7-day effective yield as of March 31, 2021.

Cl—Class

FFCB—Federal Farm Credit Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

GO—General Obligation

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

March 31, 2021	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2021

LLC—Limited Liability Corporation

LP — Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

PSF-GTD — Permanent School Fund Guaranteed

Ser—Series

USD — United States Dollar

VAR — Variable Rate

Cost figures are shown in thousands.

The following is a summary of the inputs used as of March 31, 2021, in valuing the Fund’s investments carried at value (000):

High Grade Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$18,103	$—	$18,103
U.S. Treasury Obligations	—	5,479	—	5,479
U.S. Government Agency Obligations	—	5,031	—	5,031
U.S. Government Agency Mortgage-Backed Obligations	—	1,593	—	1,593
Municipal Bonds	—	1,068	—	1,068
Cash Equivalent	77	—	—	77

Total Investments in Securities	$77	$31,274	$—	$31,351

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

BSF-QH-001-3600

March 31, 2021	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2021

Face Amount (000)		Value (000)
	MUNICIPAL BONDS — 98.6%

California — 1.1%
	Orange County, Water District, Ser A, RB
$ 1,000	5.000%, 08/15/23, Pre-Refunded @ 100(A)	$1,114
	University of California, Ser AF, RB
215	5.000%, 05/15/23, Pre-Refunded @ 100(A)	237

		1,351

Florida — 0.1%
	Miami-Dade County, School Board, Ser D, COP
150	5.000%, 02/01/27	180

Hawaii — 94.0%
	Hawaii County, Ser A, GO
250	5.000%, 09/01/23	278
150	5.000%, 09/01/24	173
600	5.000%, 09/01/26	723
100	5.000%, 09/01/27	121
125	5.000%, 09/01/28	154
500	5.000%, 09/01/30	599
400	5.000%, 09/01/33	483
300	5.000%, 09/01/36	360
1,500	4.000%, 09/01/35	1,679
130	4.000%, 09/01/36	156
	Hawaii County, Ser C, GO
450	5.000%, 09/01/24	518
100	5.000%, 09/01/27	121
	Hawaii County, Ser D, GO
200	5.000%, 09/01/25	238
300	5.000%, 09/01/27	362
	Hawaii State, Airports System Authority, Ser A, RB, AMT
2,000	5.000%, 07/01/45	2,291
	Hawaii State, Airports System Authority, Ser D, RB
100	5.000%, 07/01/28	127
1,000	5.000%, 07/01/29	1,294
260	4.000%, 07/01/39	302
	Hawaii State, Airports System Authority, RB, AMT
835	5.000%, 07/01/21, Pre-Refunded @ 100(A)	844
665	5.000%, 07/01/24	675
1,000	4.125%, 07/01/24	1,009
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
760	6.000%, 07/01/33	849
100	4.000%, 01/01/24	106
	Hawaii State, Department of Budget & Finance, RB
100	5.500%, 07/01/43	110
475	5.125%, 07/01/31	521
300	5.000%, 07/01/21	303
300	5.000%, 07/01/26	329

March 31, 2021	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2021

Face Amount (000)		Value (000)
Hawaii — (continued)
$ 200	5.000%, 07/01/29	$219
50	4.625%, 07/01/27	54
140	4.000%, 01/01/26	153
250	4.000%, 01/01/31	277
350	3.250%, 01/01/25	377
2,535	3.200%, 07/01/39	2,707
	Hawaii State, Department of Budget & Finance, Ser A, RB
205	5.000%, 07/01/22	217
575	5.000%, 07/01/26	632
350	5.000%, 07/01/27	411
755	5.000%, 07/01/30	871
3,135	5.000%, 07/01/35	3,598
1,130	4.000%, 07/01/40	1,215
	Hawaii State, Department of Budget & Finance, Ser B, RB
775	5.000%, 07/01/28	850
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP
500	5.000%, 11/01/26	614
	Hawaii State, Department of Hawaiian Home Lands, RB
350	5.000%, 04/01/21	350
100	5.000%, 04/01/24	113
410	5.000%, 04/01/25	481
500	5.000%, 04/01/27	621
50	5.000%, 04/01/31	60
	Hawaii State, Department of Hawaiian Home Lands, Ser A, RB
350	4.000%, 11/01/22	371
	Hawaii State, Department of Transportation, Airports Division Lease Revenue, COP, AMT
2,525	5.000%, 08/01/21	2,559
1,000	5.000%, 08/01/27	1,098
1,000	5.000%, 08/01/28	1,097
	Hawaii State, Department of Transportation, COP, AMT
500	5.250%, 08/01/25	552
	Hawaii State, Harbor System Revenue, Ser A, RB, AMT
1,000	5.000%, 07/01/24	1,135
1,000	5.000%, 07/01/26	1,198
	Hawaii State, Harbor System Revenue, Ser C, RB
1,250	4.000%, 07/01/32	1,524
75	4.000%, 07/01/38	89
1,000	4.000%, 07/01/39	1,183
800	4.000%, 07/01/40	944
	Hawaii State, Highway Revenue, Ser A, RB
500	5.000%, 01/01/22, Pre-Refunded @ 100(A)	518
700	5.000%, 01/01/23	758
100	5.000%, 01/01/24	113
215	5.000%, 01/01/25	246
950	5.000%, 01/01/30	1,155

March 31, 2021	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2021

Face Amount (000)		Value (000)
Hawaii — (continued)
$ 1,000	5.000%, 01/01/33	$1,137
1,200	4.000%, 01/01/26	1,231
500	4.000%, 01/01/32	568
250	4.000%, 01/01/36	282
	Hawaii State, Highway Revenue, Ser B, RB
165	5.000%, 01/01/24	186
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB
200	3.900%, 04/01/22	200
115	3.750%, 04/01/21	115
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA/FHLMC Insured
145	3.450%, 01/01/22	146
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%, 05/01/34	1,020
	Hawaii State, Ser DZ, GO
300	5.000%, 12/01/21, Pre-Refunded @ 100(A)	309
225	4.000%, 12/01/30	229
200	4.000%, 12/01/31	204
	Hawaii State, Ser EA, GO
1,700	5.000%, 12/01/22	1,754
	Hawaii State, Ser EE-2017, GO
400	5.000%, 11/01/22, Pre-Refunded @ 100(A)	431
	Hawaii State, Ser EF, GO
300	5.000%, 11/01/23	323
500	5.000%, 11/01/24	538
	Hawaii State, Ser EH, GO
45	5.000%, 08/01/23, Pre-Refunded @ 100(A)	50
125	5.000%, 08/01/24	139
300	5.000%, 08/01/29	332
295	5.000%, 08/01/30	326
95	5.000%, 08/01/32	105
	Hawaii State, Ser EH-2017, GO
85	5.000%, 08/01/23 (B)	94
	Hawaii State, Ser EO, GO
1,535	5.000%, 08/01/29	1,756
1,000	5.000%, 08/01/30	1,144
1,000	5.000%, 08/01/33	1,141
	Hawaii State, Ser ET, GO
350	5.000%, 10/01/30	416
2,000	4.000%, 10/01/26	2,295
	Hawaii State, Ser FB, GO
450	3.000%, 04/01/35	473
	Hawaii State, Ser FG, GO
500	5.000%, 10/01/30	610
200	5.000%, 10/01/31	244

March 31, 2021	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2021

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Ser FH, GO
$ 100	5.000%, 10/01/27	$123
	Hawaii State, Ser FK, GO
1,915	5.000%, 05/01/29	2,365
	Hawaii State, Ser FN-REF, GO
625	5.000%, 10/01/30	776
	Hawaii State, Ser FT, GO
750	5.000%, 01/01/31	937
	Hawaii State, Ser FW, GO
925	5.000%, 01/01/30	1,188
2,000	5.000%, 01/01/37	2,504
1,000	5.000%, 01/01/39	1,245
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
1,180	5.000%, 07/01/22, Pre-Refunded @ 100(A)	1,251
235	5.000%, 07/01/23	260
500	5.000%, 07/01/24	574
200	5.000%, 07/01/24, Pre-Refunded @ 100(A)	230
1,000	5.000%, 07/01/25	1,145
500	5.000%, 07/01/26	612
100	5.000%, 07/01/27	125
50	4.500%, 07/01/22, Pre-Refunded @ 100(A)	53
1,000	4.000%, 07/01/38	1,221
1,000	4.000%, 07/01/40	1,214
	Honolulu Hawaii City & County, GO
250	4.000%, 09/01/27	300
250	4.000%, 09/01/33	294
	Honolulu Hawaii City & County, Ser A, GO
305	5.250%, 08/01/21, Pre-Refunded @ 100(A)	310
1,000	5.000%, 10/01/23	1,118
350	5.000%, 10/01/29	416
800	5.000%, 10/01/31	949
475	5.000%, 09/01/32	586
1,500	5.000%, 10/01/37	1,762
1,175	5.000%, 09/01/38	1,462
	Honolulu Hawaii City & County, Ser B, GO
280	5.000%, 11/01/22	301
200	5.000%, 11/01/24	215
1,000	5.000%, 11/01/25	1,075
	Honolulu Hawaii City & County, Ser C, GO
125	5.000%, 10/01/21	128
680	5.000%, 08/01/34	873
1,400	5.000%, 08/01/44	1,749
1,200	4.000%, 08/01/23	1,305
1,400	4.000%, 10/01/32	1,597
145	3.000%, 10/01/28	158
	Honolulu Hawaii City & County, Ser D, GO
750	5.000%, 07/01/23	830

March 31, 2021	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2021

Face Amount (000)		Value (000)
Hawaii — (continued)
	Honolulu Hawaii City & County, Ser F, GO
$ 625	5.000%, 07/01/33	$821
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,000	5.000%, 07/01/25, Pre-Refunded @ 100(A)	1,188
500	5.000%, 07/01/39	631
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
100	5.000%, 07/01/22, Pre-Refunded @ 100(A)	106
300	5.000%, 07/01/24	344
750	5.000%, 07/01/26	887
575	5.000%, 07/01/49	715
1,420	4.000%, 07/01/39	1,682
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
700	5.000%, 07/01/23	775
325	4.000%, 07/01/33	370
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser S, RB
125	5.000%, 07/01/24	144
	Kauai County, GO
150	5.000%, 08/01/26	184
250	5.000%, 08/01/37	303
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	254
500	5.000%, 08/01/23	532
315	4.000%, 08/01/24	330
250	3.250%, 08/01/23	252
	Kauai County, Ser A, GO, NATL FGIC Insured
415	5.000%, 08/01/21	416
	Maui County, GO
460	5.000%, 03/01/24	522
430	5.000%, 03/01/27	536
450	5.000%, 03/01/29	585
	Maui County, RB
1,500	3.250%, 09/01/36	1,632
	University of Hawaii, Ser B, RB
500	5.000%, 10/01/27	632
1,500	5.000%, 10/01/34	1,743
1,000	4.000%, 10/01/23	1,092
	University of Hawaii, Ser D, RB
575	5.000%, 10/01/25	688
700	4.000%, 10/01/32	852
	University of Hawaii, Ser E, RB
1,485	5.000%, 10/01/25	1,778
1,350	5.000%, 10/01/32	1,618

March 31, 2021	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2021

Face Amount (000)/Shares		Value (000)
Hawaii — (continued)
	University of Hawaii, Ser F, RB
$ 2,425	5.000%, 10/01/35	$2,965

		116,711

Indiana — 0.1%
	Indiana State, Housing & Community Development Authority, Ser C, RB, GNMA/FNMA/FHLMC Insured
60	4.100%, 06/01/27	60

Kentucky — 0.2%
	Kentucky State, Public Energy Authority, Ser B, RB
200	4.000%, 07/01/22	209

New York — 0.9%
	New York City, Trust for Cultural Resources, Ser S, RB
1,000	5.000%, 07/01/41	1,128

Oklahoma — 0.9%
	Comanche County, Educational Facilities Authority, Ser A, RB
500	5.000%, 12/01/30	620
	Oklahoma State, Development Finance Authority, RB
475	5.000%, 06/01/44	530

		1,150

Texas — 0.9%
	Tomball City, Independent School District, GO, PSF-GTD Insured
1,000	5.000%, 02/15/28	1,165

Utah — 0.4%
	Utah State, Charter School Finance Authority, Ser A, RB, UT CSCE Insured
450	4.000%, 10/15/40	475

TOTAL MUNICIPAL BONDS (Cost $118,918)		122,429

	CASH EQUIVALENT — 0.5%

552,133	BlackRock FedFund, Institutional Shares, 0.010% (C) (Cost $ 552)	552

TOTAL INVESTMENTS (Cost $119,470) —99.1%		$122,981

Percentages are based on Net Assets of $124,117 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)	Security is escrowed to maturity.
(C)	The rate reported is the 7-day effective yield as of March 31, 2021.

AMT—Alternative Minimum Tax

COP—Certificate of Participation

FGIC—Financial Guarantee Insurance Corporation

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

March 31, 2021	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2021

GO—General Obligation

NATL—National Public Finance Guarantee Corporation

PSF-GTD—Guaranteed by Permanent School Fund

RB—Revenue Bond

Ser—Series

UT CSCE – Utah Charter School Enhancement Program

Cost figures are shown in thousands.

The following is a list of the inputs used as of March 31, 2021, in valuing the Fund’s investments carried at value (000):

Hawaii Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$122,429	$—	$122,429
Cash Equivalent	552	—	—	552

Total Investments in Securities	$552	$122,429	$—	$122,981

For the period ended March 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-3600

March 31, 2021	www.bishopstreetfunds.com